Prospectus Supplement                                               223424-3/05

dated March 18, 2005 to:
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PUTNAM GROWTH OPPORTUNITIES FUND
Prospectuses dated November 30, 2004

In the section "Who manages the fund?", the information under the sub-heading "Investment management teams" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.



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Portfolio leaders      Since    Employer              Positions Over Past Five Years    Dollar Range
                                                                                          of Fund
                                                                                        Shares Owned
----------------------------------------------------------------------------------------------------
Kelly A. Morgan        2005     Putnam Management     Chief Investment Officer,             N/A*
                                1996 - Present        Large Cap Growth Team

                                                      Previously,  Director, Global
                                                      Equity Research; Associate
                                                      Director, GER; Director,
                                                      Global Growth Team
----------------------------------------------------------------------------------------------------
Robert E. Ginsberg     2005     Putnam Management     Portfolio Manager,                    N/A*
                                2004 - Present        Core Growth Equity

                                Delaware Investments  Portfolio Manager, Senior
                                Prior to 2004         Equity Analyst
----------------------------------------------------------------------------------------------------
Portfolio member       Since    Employer              Positions Over Past Five Years

Saba S. Malak          2005     Putnam Management     Portfolio Manager, Analyst            N/A*
                                1997 - Present
----------------------------------------------------------------------------------------------------

                                              Named Investment Professionals Total          N/A*
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* Joined the fund after September 30, 2004.
